RELATED PARTY TRANSACTIONS (Detail) (USD $)	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Mar. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]	Mar. 31, 2012 Officer 2 [Member]	Dec. 31, 2011 Officer 2 [Member]	Mar. 31, 2012 Related Party Promissory Note [Member]	Jun. 30, 2012 Additional Related Party Contributions [Member]	Mar. 31, 2012 Additional Related Party Contributions [Member]	Dec. 31, 2011 Officer Loan #1 [Member]	Dec. 31, 2010 Officer Loan #1 [Member]	Dec. 31, 2011 Officer Loan #2 [Member]	Dec. 31, 2010 Officer Loan #2 [Member]
Debt Instrument, Interest Rate Terms										0%			8% per annum if not paid promptly upon demand
Notes Payable, Related Parties, Current		$ 42,301	$ 34,201			$ 34,201	$ 34,201	$ 18,657	$ 8,100				$ 34,201	$ 34,201	$ 8,100	$ 0
Debt Instrument, Interest Rate, Stated Percentage						8.00%		8.00%							8.00%
Interest Payable, Current															72
Related Party Transaction, Amounts of Transaction					9,800
Accounts Receivable, Related Parties, Current (in Dollars)		24,800	15,000		24,800
Proceeds from Related Party Debt	110,557	8,100								100,000	5,044
Accounts Payable, Related Parties, Current		2,350										7,394
Loan to Affiliate					9,800
Provision for Doubtful Accounts	$ 24,800			$ 24,800